Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
19.	INTANGIBLE ASSETS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Carrying amount
3G and 4G concession	$45,796	$53,469
Computer software	995	880
Goodwill	218	209
Others	344	325
	$47,353	$54,883

	3G and 4G Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2015	$49,254	$3,192	$181	$151	$52,778
Additions-acquired separately	9,955	424	—	1	10,380
Disposal	—	(375)	—	(2)	(377)
Effect of foreign exchange difference	—	—	—	—	—
Acquisitions through business combinations	—	—	55	259	314
Others	—	8	—	—	8
Balance on December 31, 2015	$59,209	$3,249	$236	$409	$63,103
Accumulated amortization and impairment
Balance on January 1, 2015	$(8,104)	$(1,793)	$(18)	$(38)	$(9,953)
Amortization expenses	(2,504)	(565)	—	(11)	(3,080)
Disposal	—	375	—	2	377
Effect of foreign exchange difference	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2015	$(10,608)	$(1,983)	$(18)	$(47)	$(12,656)
Cost
Balance on January 1, 2016	$59,209	$3,249	$236	$409	$63,103
Additions-acquired separately	—	277	—	5	282
Disposal	—	(121)	—	—	(121)
Effect of foreign exchange difference	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2016	$59,209	$3,408	$236	$414	$63,267
Accumulated amortization and impairment
Balance on January 1, 2016	$(10,608)	$(1,983)	$(18)	$(47)	$(12,656)
Amortization expenses	(2,805)	(551)	—	(23)	(3,379)
Disposal	—	121	—	—	121
Impairment losses	—	—	—	—	—
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2016	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Cost
Balance on January 1, 2017	$59,209	$3,408	$236	$414	$63,267
Additions-acquired separately	10,935	366	—	4	11,305
Disposal	—	(462)	—	—	(462)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$70,144	$3,312	$236	$418	$74,110
Accumulated amortization and impairment
Balance on January 1, 2017	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Amortization expenses	(3,262)	(481)	—	(23)	(3,766)
Disposal	—	462	—	—	462
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)

For long-term business development, Chunghwa participated in mobile broadband license (4G license) in 2.5 and 2.6 GHz bands bidding process announced by NCC and obtained certain spectrums.  Chunghwa paid the 4G concession fees amounting to $9,955 million in December 2015.  For long-term business development, Chunghwa submitted an application to NCC for 4G mobile broadband license in 1.8 and 2.1 GHz frequency bands and obtained certain spectrums.  Chunghwa paid the 4G concession fee amounting to $10,935 million in November 2017.

The concessions are granted and issued by the NCC.  The concession fees are amortized using the straight-line method from the date operations commence through the date the license expires.  The carrying amount of 3G concession fee will be fully amortized by December 2018, and 4G concession fees will be fully amortized by December 2030 and December 2033.

The computer software is amortized using the straight-line method over the estimated useful lives of 1 to 10 years.  Other intangible assets are amortized using the straight-line method over the estimated useful lives of 1 to 20 years.  Goodwill is not amortized.